BLACKROCK MUNIYIELD QUALITY FUND II, INC.
ARTICLES OF AMENDMENT

AMENDING THE ARTICLES SUPPLEMENTARY ESTABLISHING
AND FIXING THE RIGHTS AND PREFERENCES OF
VARIABLE RATE MUNI TERM PREFERRED SHARES

This is to certify that:

First: The charter of BlackRock MuniYield Quality Fund II, Inc., a Maryland corporation (the “Corporation”), is amended by these Articles of Amendment, which amend the Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Muni Term Preferred Shares, dated as of December 15, 2011, as previously amended by Articles of Amendment, dated as of June 30, 2014, Articles of Amendment, dated as of June 30, 2015, Articles of Amendment, dated as of April 13, 2016, and Articles of Amendment, dated as of December 28, 2018 (collectively, the “Articles Supplementary”).

Second: The charter of the Corporation is hereby amended by deleting Section 6(d) of the Articles Supplementary in its entirety and replacing it with the following:

Credit Quality.  Under normal market conditions, the Corporation shall invest at least 80% of its Managed Assets in Municipal Obligations rated, at the time of investment, in one of the four highest rating categories by at least one NRSRO or, if unrated, determined to be of comparable quality by the Investment Adviser.

Third: These Articles of Amendment shall be effective as of September 30, 2019.

Fourth: The amendment to the charter of the Corporation as set forth above in these Articles of Amendment has been duly advised by the board of directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

[Signature Page Follows]

30857465.7

IN WITNESS WHEREOF, BlackRock MuniYield Quality Fund II, Inc. has caused these Articles of Amendment to be signed in its name and on its behalf by its Vice President, who acknowledges that these Articles of Amendment are the act of the Corporation and that, as to all matters and facts required to be verified under oath and to the best of his knowledge, information and belief under the penalties of perjury, the matters and facts set forth herein are true in all material respects, as of this 26th day of September, 2019.

BLACKROCK MUNIYIELD QUALITY FUND II, INC.

By:	/s/ Jonathan Diorio
Name: Jonathan Diorio
Title: Vice President

ATTEST:

/s/ Janey Ahn
Name: Janey Ahn
Title: Secretary

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